Defiance Next Gen Connectivity ETF
Schedule of Investments
March 31, 2023 (Unaudited)
Shares		Security Description	Value
		COMMON STOCKS - 99.6%
		Communication Services - 16.8%
864,768		Altice USA, Inc. - Class A (a)	$2,957,506
1,035,032		AT&T, Inc.	19,924,366
228,302		BCE, Inc.	10,225,647
24,695		Charter Communications, Inc. - Class A (a)	8,831,179
127,862		Chunghwa Telecom Company, Ltd. - ADR	4,999,404
234,631		KT Corporation - ADR (b)	2,660,715
612,015		Lumen Technologies, Inc. (a)(b)	1,621,840
525,277		Orange SA - ADR	6,266,555
99,816		Rogers Communications, Inc. - Class B (b)	4,627,470
157,196		SK Telecom Company, Ltd. - ADR (b)	3,224,090
1,538,772		Telefonica SA - ADR	6,585,944
134,259		T-Mobile US, Inc. (a)	19,446,074
537,429		Verizon Communications, Inc.	20,900,614
595,180		Vodafone Group plc - ADR	6,570,787
			118,842,191
		Consumer Discretionary - 1.1%
75,272		Amazon.com, Inc. (a)	7,774,845
		Industrials - 0.4%
58,075		CSG Systems International, Inc.	3,118,627
		Information Technology - 73.0% (c)
173,950		A10 Networks, Inc.	2,694,485
174,770		ADTRAN Holdings, Inc.	2,771,852
474,677		Advanced Micro Devices, Inc. (a)	46,523,093
192,289		Akamai Technologies, Inc. (a)(b)	15,056,229
1,191,190		Akoustis Technologies, Inc. (a)(b)	3,668,865
130,629		Amdocs, Ltd.	12,544,303
200,554		Analog Devices, Inc.	39,553,260
47,251		Apple, Inc.	7,791,690
52,530		Arista Networks, Inc. (a)	8,817,686
12,848		Broadcom, Inc.	8,242,506
75,361		Calix, Inc. (a)	4,038,596
156,311		Cambium Networks Corporation (a)	2,769,831
678,801		Casa Systems, Inc. (a)(b)	862,077
250,236		CEVA, Inc. (a)	7,614,681
168,025		Ciena Corporation (a)(b)	8,824,673
138,208		Cisco Systems, Inc.	7,224,823
32,169		Clearfield, Inc. (a)(b)	1,498,432
96,061		Coherent Corporation (a)(b)	3,658,003
424,664		CommScope Holding Company, Inc. (a)	2,705,110
262,571		Comtech Telecommunications Corporation	3,276,886
172,926		Corning, Inc.	6,100,829
83,216		CTS Corporation (b)	4,115,863
158,845		Dell Technologies, Inc. - Class C	6,387,157
301,028		DZS, Inc. (a)	2,375,111
2,561,046		Edgio, Inc. (a)	2,026,043
170,302		Extreme Networks, Inc. (a)	3,256,174
58,252		F5, Inc. (a)	8,486,734
236,280		Focus Universal, Inc. (a)(b)	590,700
189,709		GDS Holdings, Ltd. - ADR (a)(b)	3,539,970
414,615		Hewlett Packard Enterprise Company	6,604,817
521,028		Infinera Corporation (a)(b)	4,043,177
235,045		Intel Corporation	7,678,920
138,061		InterDigital, Inc. (b)	10,064,647
37,318		IPG Photonics Corporation (a)(b)	4,601,683
208,283		Juniper Networks, Inc.	7,169,101
112,417		Keysight Technologies, Inc. (a)	18,153,097
170,904		Lattice Semiconductor Corporation (a)	16,321,332
64,399		Lumentum Holdings, Inc. (a)(b)	3,478,190
49,599		MACOM Technology Solutions Holdings, Inc. (a)(b)	3,513,593
683,219		Marvell Technology, Inc. (b)	29,583,383
96,032		MaxLinear, Inc. (a)	3,381,287
85,150		National Instruments Corporation	4,462,712
94,183		NetScout Systems, Inc. (a)	2,698,343
6,076,937		Nokia Corporation - ADR	29,837,761
41,309		NVIDIA Corporation	11,474,401
203,071		NXP Semiconductors NV	37,867,665
125,267		Qorvo, Inc. (a)	12,723,369
56,330		QUALCOMM, Inc.	7,186,581
164,822		Radware, Ltd. (a)	3,550,266
1,473,168		Ribbon Communications, Inc. (a)(b)	5,038,235
43,309		Silicom, Ltd. (a)	1,623,221
184,278		Skyworks Solutions, Inc.	21,741,118
3,722,479		Telefonaktiebolaget LM Ericsson - ADR (b)	21,776,502
11,812		Ubiquiti, Inc. (b)	3,209,202
312,326		Viavi Solutions, Inc. (a)(b)	3,382,491
56,356		VMware, Inc. - Class A (a)	7,036,047
			515,216,803
		Real Estate - 8.3%
94,626		American Tower Corporation	19,335,877
81,166		Crown Castle, Inc.	10,863,257
44,786		Digital Realty Trust, Inc. (b)	4,402,912
261,538		DigitalBridge Group, Inc. (b)	3,135,840
17,566		Equinix, Inc.	12,665,789
22,516		SBA Communications Corporation	5,878,252
548,045		Uniti Group, Inc. (b)	1,945,560
			58,227,487
		TOTAL COMMON STOCKS (Cost $750,003,530)	703,179,953

		SHORT-TERM INVESTMENTS - 0.3%
1,739,388		First American Government Obligations Fund - Class X, 4.65% (d)	1,739,388
		TOTAL SHORT-TERM INVESTMENTS (Cost $1,739,388)	1,739,388
Units
		INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 13.6%
95,926,830		Mount Vernon Liquid Assets Portfolio, LLC, 5.00% (d)(e)	95,926,830
		TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $95,926,830)	95,926,830

		TOTAL INVESTMENTS - 113.5% (Cost $847,669,748)	800,846,171
		Liabilities in Excess of Other Assets - (13.5)%	(94,993,393)
		NET ASSETS - 100.0%	$705,852,778

	Percentages are stated as a percent of net assets.
	ADR	American Depositary Receipt.
	(a)	Non-income producing security.
	(b)	All or part of this security is on loan as of March 31, 2023. The total value of securities on loan is $94,715,411.
	(c)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
	(d)	Rate shown is the annualized seven-day yield as of March 31, 2023.
	(e)	Privately offered liquidity fund.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at March 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2023:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$703,179,953	$-	$-	$703,179,953
Short-Term Investments	1,739,388	-	-	1,739,388
Investments Purchased with Proceeds from Securities Lending	-	95,926,830	-	95,926,830
Total Investments in Securities	$704,919,341	$95,926,830	$-	$800,846,171

^See Schedule of Investments for breakout of investments by sector classification.
For the period ended March 31, 2023, the Fund did not recognize any transfers to or from Level 3.